Convertible Preferred Stock and Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands						1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 11, 2023 USD ($) shares	Dec. 08, 2023	Jul. 07, 2023 shares	Jun. 26, 2023 USD ($) shares	Jun. 22, 2023	Dec. 31, 2023 USD ($) VOTE $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) VOTE $ / shares shares	Dec. 31, 2023 USD ($) VOTE $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Class Of Stock [Line Items]
Shares authorized (in shares)						410,000,000			410,000,000	410,000,000
Common stock, authorized (in shares)						400,000,000			400,000,000	400,000,000	20,000,000
Preferred stock, authorized (in shares)						10,000,000			10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Number of votes for common stock holders | VOTE						1			1	1
Common stock dividends declared | $										$ 0
Warrants to purchase shares (in shares)								694,892
Offering price of warrant (in dollars per share) | $ / shares								$ 39.9975
Exercise price per warrant (in dollars per share) | $ / shares								$ 0.0025
Net proceeds from sale of common stock | $								$ 42,900		84,555	$ 0	$ 0
Placement agent fees and offering costs | $								$ 2,100
Maximum ownership percentage of common stock shares for outstanding warrants to be exercised								4.99%
Maximum ownership percentage of common stock shares for outstanding warrants to be exercised upon written notice								19.99%
Ownership percentage for outstanding warrants to purchase shares of common stock to be exercised to certain holders								9.99%
Revised ownership percentage, period to take effect after notice								61 days
Proceeds from issuance of private placement | $										$ 84,555	$ 0	$ 0
Parapyre Warrants
Class Of Stock [Line Items]
Warrants to purchase shares (in shares)						684,407			684,407	684,407
Exercise price per warrant (in dollars per share) | $ / shares						$ 21.52			$ 21.52	$ 21.52
Series A Non Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, authorized (in shares)						1,086,341			1,086,341	1,086,341	0
Preferred stock, outstanding (in shares)						437,037			437,037	437,037	0
Preferred stock issued and outstanding percentage					30.00%
Conversion basis					40
Series B Non-Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Series B non-voting convertible preferred stock, outstanding (in shares)						150,000			150,000	150,000	0	0	0
Conversion basis	40	40
Preferred stock, redemption value | $						$ 129,100			$ 129,100	$ 129,100
Preferred stock, redemption per share (in dollars per share) | $ / shares						$ 21.52			$ 21.52	$ 21.52
Maximum | Series A Non Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Beneficially holders owned percentage					20.00%
Maximum | Series B Non-Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Beneficially holders owned percentage		19.99%
Minimum | Series A Non Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Beneficially holders owned percentage					0.00%
Minimum | Series B Non-Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Beneficially holders owned percentage		0.00%
Common Stock
Class Of Stock [Line Items]
Issued (in shares)								430,107
Public offering price (in dollars per share) | $ / shares								$ 40
Issuance of common stock upon conversion (in shares)											204,000	40,000
Common Stock | Conversion Of Series A Non-Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of common stock upon conversion (in shares)									25,972,080	25,972,000
Series A Non-Voting Convertible Preferred Stock | Series A Non Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, outstanding (in shares)						437,000			437,000	437,000	0	0	0
Issued (in shares)										721,000
Issued as part of consideration transferred in acquisition (in shares)			364,887							365,000
Issuance of common stock upon conversion (in shares)										(649,000)
Series A Non-Voting Convertible Preferred Stock | Series A Non Voting Convertible Preferred Stock | Conversion Of Series A Non-Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of common stock upon conversion (in shares)									(649,302)
Private Placement
Class Of Stock [Line Items]
Public offering price (in dollars per share) | $ / shares							$ 291.08
Sale of stock (in shares)				721,452			721,452
Aggregate purchase price for stock sold | $				$ 197,300		$ 169,100	$ 197,300
Offering costs | $	$ 10,900			12,700		$ 10,900	$ 12,700
Proceeds from issuance of private placement | $	$ 180,000			210,000						$ 180,000
Private Placement | Series A Non Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Proceeds from issuance of private placement | $				$ 210,000
Private Placement | Series B Non-Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Public offering price (in dollars per share) | $ / shares						$ 600			$ 600	$ 600
Sale of stock (in shares)	150,000					150,000
Proceeds from issuance of private placement | $	$ 90,000
Private Placement | Common Stock
Class Of Stock [Line Items]
Public offering price (in dollars per share) | $ / shares						$ 15			$ 15	$ 15
Sale of stock (in shares)	6,000,000					6,000,000